SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  29  (File No. 33-5103)                    [X]
                             ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  32  (File No. 811-4646)                                  [X]
              ----


AXP CALIFORNIA TAX-EXEMPT TRUST
200 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on August 29, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   PART A.

   The Prospectus for AXP California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds filed in Post-Effective Amendment No. 35 to Registration Statement 33-5102 is incorporated herein by reference.

   PART B.

   The Statement of Additional  Information  and Financial  Statements for
   AXP California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds filed in Post-Effective Amendment No. 35 to Registration Statement 33-5102 is incorporated herein by reference.

   PART C.    OTHER INFORMATION

   Item 23.   Exhibits

(a) Declaration of Trust, dated April 7, 1986, filed as Exhibit 1 to Registration Statement No. 33-5103, is incorporated by reference.

(b) Amended By-laws, dated Jan. 11, 2001, are filed electronically herewith.

(c) Certificate for shares of beneficial interest, filed as Exhibit 4 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5103 is incorporated by reference.

(d) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed as
         Exhibit 5 to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(e) Distribution Agreement between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. dated July 8, 1999, filed electronically as Exhibit (e) to Registrant's Post-Effective Amendment No. 22 File No. 33-20872 filed on or about August 26, 1999, is incorporated by reference. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, filed electronically as Exhibit 8 to Registrant's Post Effective Amendment No. 23 to Registration Statement No. 33-5103, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(h)(2) License Agreement, dated January 25, 1988, filed as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(h)(3) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(5) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated May 10, 2001, is filed electronically herewith.

(h)(6) Addendum to Schedule A and Schedule B of the June 17, 1999 License Agreement, dated June 15, 2001, filed as Exhibit (h)(7) on or about August ___, 2001 to Registration Statement No. 33-5102 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Omitted Financial Statements: Not applicable.

(l)      Initial Capital Agreements: Not applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc.'s Post-Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 30, 1999.

(m)(2) Plan and Agreement of Distribution for Class C Shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration
         Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C Shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n) Rule 18f-3 Plan, dated March 2000 is incorporated by reference to Exhibit (n) to AXP Bond Fund Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 26, 2000.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(q)(1) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 11, 2001, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 11, 2001, is filed electronically herewith.

   Item 24.       Persons Controlled by or Under Common Control with Registrant

                  None.

   Item 25. Indemnification

   The Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he or she is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the laws of the Commonwealth of Massachusetts, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address                 Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------

Ronald G. Abrahamson            American Express Financial   70100 AXP Financial Center   Vice President - Business
Vice President - Business       Advisors Inc.                Minneapolis, MN  55474       Transformation
Transformation
                                Public Employee Payment                                   Director and Vice President
                                Company

Ruediger Adolf                  American Express Financial   70100 AXP Financial Center   Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN  55474

Douglas A. Alger                American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Human Resources
Human Resources

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Variable       Assurance Company            P.O. Box 5555
Annuities                                                    Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Director and Chairman of the Board
                                Insurance Company            Minneapolis, MN  55474

                                American Express Financial   70100 AXP Financial Center   Vice President - Annuities
                                Advisors Inc.                Minneapolis, MN  55474

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director and Executive Vice President -
                                                             P.O. Box 5555                Assured Assets
                                                             Albany, NY  12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director, Chairman of the Board,
                                                                                          President and Chief Executive
                                                                                          Officer

                                IDS Life Variable Annuity                                 Manager, Chairman of the Board,
                                Funds A & B                                               President and Chief Executive Officer

Ward D. Armstrong               American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Retirement Services
Retirement Services

                                American Express Service                                  Vice President - Workplace
                                Corporation                                               Financial Services

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

John M. Baker                   American Express Financial   70100 AXP Financial Center   Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                Minneapolis, MN  55474       Sponsor Services
Services

                                American Express Trust                                    Senior Vice President
                                Company

Dudley Barksdale                American Express Financial   70100 AXP Financial Center   Vice President - Service
Vice President - Service        Advisors Inc.                Minneapolis, MN  55474       Development
Development

Joseph M. Barsky III            American Express Financial   70100 AXP Financial Center   Vice President - Mutual
Vice President - Mutual Fund    Advisors Inc.                Minneapolis, MN 55474        Fund Equities
Equities


Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director and President
Vice President - Risk           Assurance Company            P.O. Box 5555
Management Products                                          Albany, NY  12205-0555

                                American Express Financial   70100 AXP Financial Center   Vice President - Risk
                                Advisors Inc.                Minneapolis, MN  55474       Management Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Indiana Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Oregon Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company   70100 AXP Financial Center   Director and President
                                                             Minneapolis, MN  55474

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Manager
                                Funds A & B                  Minneapolis, MN  55474

Douglas W. Brewers              American Express Financial   70100 AXP Financial Center   Vice President - Sales
Vice President - Sales Support  Advisors Inc.                Minneapolis, MN  55474       Support

Kenneth I. Chenaut              American Express Company     American Express Tower       President and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company       70100 AXP Financial Center   Director, President and Chief
Vice President and General                                   Minneapolis, MN 55474        Executive Officer
Manager - IDS Property
Casualty

                                American Express Financial   70100 AXP Financial Center   Vice President and General
                                Advisors Inc.                Minneapolis, MN  55474       Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115

Paul A. Connolly                American Express Financial   70100 AXP Financial Center   Vice President - Retail
Vice President - Retail         Advisors Inc.                Minneapolis, MN  55474       Distribution Services
Distribution Services

James M. Cracchiolo             American Express Financial   70100 AXP Financial Center   Director, Chairman, President and
Director, Chairman of           Advisors Inc.                Minneapolis, MN  55474       Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel
General Counsel
                                American Express Financial                                Executive Representative
                                Advisors Japan Inc.

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Communications
Communications


Robert M. Elconin               American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Government     Advisors Inc.                Minneapolis, MN  55474       Government Relations
Relations

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President
                                                             Minneapolis, MN  55474

Gordon M. Fines                 American Express Asset       70100 AXP Financial Center   Senior Vice President and
Vice President - Mutual Fund    Management Group Inc.        Minneapolis, MN 55474        Chief Investment Officer
Equity Investments

                                American Express Financial   70100 AXP Financial Center   Vice President - Mutual
                                Advisors Inc.                Minneapolis, MN  55474       Fund Equity Investments

Douglas L. Forsberg             American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - International  Advisors Inc.                Minneapolis, MN  55474       International

                                American Express Financial   70100 AXP Financial Center   Director, President and
                                Advisors Japan Inc.          Minneapolis, MN  55474       Chief Executive Officer

Peter A. Gallus                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Investment     Advisors Inc.                Minneapolis, MN  55474       Investment Administration
Administration
                                American Express Financial   70100 AXP Financial Center   Vice President and Chief
                                Advisors Japan Inc.          Minneapolis, MN  55474       Financial Officer

                                IDS Capital Holdings, Inc.                                Vice President and Controller

Derek M. Gledhill               American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Integrated     Advisors Inc.                Minneapolis, MN  55474       Integrated Financial
Financial Services Field                                                                  Services Field
Implementation                                                                            Implementation

David A. Hammer                 American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN  55474       Marketing Controller
Controller

Teresa A. Hanratty              American Express Financial   70100 AXP Financial Center   Senior Vice
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company       70100 AXP Financial Center   Vice President -
Vice President - Insurance                                   Minneapolis, MN 55474        Investments
Investments

                                American Centurion Life      20 Madison Ave. Extension    Vice President
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President
                                Insurance Company            Minneapolis, MN  55474

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer


                                American Express Financial   70100 AXP Financial Center   Vice President - Insurance
                                Advisors Inc.                Minneapolis, MN  55474       Investments

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President

                                American Express Certificate                              Vice President - Investments
                                Company

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President - Investments
                                                             Minneapolis, MN  55474

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Vice President - Investments
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President - Investments
                                Funds A and B                Minneapolis, MN  55474

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

Janis K. Heaney                 American Express Financial   70100 AXP Financial Center   Vice President - Incentive
Vice President - Incentive      Advisors Inc.                Minneapolis, MN  55474       Management
Management

Brian M. Heath                  American Express Financial   70100 AXP Financial Center   Senior Vice President and
Senior Vice President           Advisors Inc.                Minneapolis, MN  55474       General Sales Manager
and General Sales Manager

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555
Distribution
                                American Express Financial   70100 AXP Financial Center   Vice President - Third
                                Advisors Inc.                Minneapolis, MN  55474       Party Distribution


                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Darryl G. Horsman               American Express Trust       70100 AXP Financial Center   Director, President and Chief
Vice President - Product        Company                      Minneapolis, MN 55474        Executive Officer
Development and Technology,
American Express Retirement     American Express Asset                                    Vice President
Services                        Management International
                                Inc.


Debra A. Hutchinson             American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Relationship   Advisors Inc.                Minneapolis, MN  55474       Relationship Leader
Leader

James M. Jensen                 American Express Financial   70100 AXP Financial Center   Vice President - Advice
Vice President - Advice and     Advisors Inc.                Minneapolis, MN  55474       and Retail Distribution
Retail Distribution Group,                                                                Group, Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

Marietta L. Johns               American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Field Management
Field Management

Nancy E. Jones                  American Express Financial   70100 AXP Financial Center   Vice President - Business
Vice President - Business       Advisors Inc.                Minneapolis, MN  55474       Development
Development

                                American Express Service                                  Vice President - Business
                                Corporation                                               Development

John C. Junek                   American Express Financial   70100 AXP Financial Center   Senior Vice President and
Senior Vice President           Advisors Inc.                Minneapolis, MN  55474       General Counsel
and General Counsel
                                American Express Financial   70100 AXP Financial Center   Vice President
                                Advisors Japan Inc.          Minneapolis, MN  55474

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Indiana Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.


                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Real Estate                                           Vice President
                                Services, Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Ora J. Kaine                    American Express Financial   70100 AXP Financial Center   Vice President - Financial
Vice President - Financial      Advisors Inc.                Minneapolis, MN  55474       Advisory Services
Advisory Services

Linda B. Keene                  American Express Financial   70100 AXP Financial Center   Vice President - Market
Vice President - Market         Advisors Inc.                Minneapolis, MN  55474       Development
Development

John M. Knight                  American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Investment     Advisors                     Minneapolis, MN  55474       Investment Accounting
Accounting

Claire Kolmodin                 American Express Financial   70100 AXP Financial Center   Vice President - Service
Vice President - Service        Advisors Inc.                Minneapolis, MN  55474       Quality
Quality

Steven C. Kumagai               American Express Financial   70100 AXP Financial Center   Director and Senior Vice
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       President-Direct and
Direct and Interactive                                                                    Interactive Group
Group
                                AMEX Assurance Company       70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Kurt A Larson                   American Express Financial   70100 AXP Financial Center   Vice President - Senior
Vice President - Senior         Advisors Inc.                Minneapolis, MN  55474       Portfolio Manager
Portfolio Manager

Lori J. Larson                  American Express Financial   70100 AXP Financial Center   Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                Minneapolis, MN  55474       and Direct Services
and Direct Services


Daniel E. Laufenberg            American Express Financial   70100 AXP Financial Center   Vice President and Chief
Vice President and Chief        Advisors Inc.                Minneapolis, MN  55474       U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial   70100 AXP Financial Center   Vice President - New
Vice President - New Business   Advisors Inc.                Minneapolis, MN  55474       Business Development and
Development and Marketing                                                                 Marketing

Peter A. Lefferts               American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Corporate Strategy and
Corporate Strategy and                                                                    Development
Development
                                American Express Trust                                    Director
                                Company

Fred A. Mandell                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Distribution   Advisors Inc.                Minneapolis, MN  55474       Distribution Channel
Channel Marketing                                                                         Marketing

Timothy J. Masek                American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN  55474       Director of Global Research
of Global Research

Paula R. Meyer                  American Express Financial   70100 AXP Financial Center   Vice President - Mutual
Vice President - Mutual Funds   Advisors Inc.                Minneapolis, MN  55474       Funds

                                American Express Certificate                              Director, President and Chief
                                Company                                                   Executive Officer

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Shashank B. Modak               American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Technology     Advisors Inc.                Minneapolis, MN  55474       Technology Leader
Leader

Pamela J. Moret                 American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Products Group
Products Group
                                American Express Trust                                    Vice President
                                Company

                                AMEX Assurance Company       70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

                                American Express Certificate                              Director and Chairman of the Board
                                Company

                                IDS Life Insurance Company   70100 AXP Financial Center   Director, Chairman and
                                                             Minneapolis, MN  55474       Chief Executive Officer

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115


Barry J. Murphy                 American Express Client      70100 AXP Financial Center   Director, Chairman, President
Executive Vice President -      Service Corporation          Minneapolis, MN 55474        and Chief Executive Officer
U.S. Retail Group
                                American Express Financial   70100 AXP Financial Center   Executive Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       U.S. Retail Group

                                IDS Life Insurance Company   70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

Mary Owens Neal                 American Express Financial   70100 AXP Financial Center   Vice President - Consumer
Vice President - Consumer       Advisors Inc.                Minneapolis, MN  55474       Marketing
Marketing

Francois B. Odouard             American Express Financial   70100 AXP Financial Center   Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474


Michael J. O'Keefe              American Express Financial   70100 AXP Financial Center   Vice President - Advisory
Vice President - Advisory       Advisors Inc.                Minneapolis, MN  55474       Business Systems
Business Systems

James R. Palmer                 American Express                                          Director
Vice President - Taxes          Corporation

                                American Express Financial   70100 AXP Financial Center   Vice President - Taxes
                                Advisors Inc.                Minneapolis, MN  55474

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President
                                                             Minneapolis, MN  55474

Carla P. Pavone                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Product        Advisors Inc.                Minneapolis, MN  55474       Business Development
Business Development

Kris Petersen                   American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Non-proprietary Products
Non-proprietary Products

                                IDS Cable Corporation                                     Director, President and Chief
                                                                                          Executive Officer

                                IDS Cable II Corporation                                  Director, President and Chief
                                                                                          Executive Officer

                                IDS Futures Corporation                                   Director and President

                                IDS Management Corporation                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Partnership Services                                  Director, President and Chief
                                Corporation                                               Executive Officer

                                IDS Realty Corporation                                    Director, President and Chief
                                                                                          Executive Officer

Susan B. Plimpton               American Express Financial   70100 AXP Financial Center   Vice President - Marketing
Vice President - Marketing      Advisors Inc.                Minneapolis, MN  55474       Services
Services

Ronald W. Powell                American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary

James M. Punch                  American Express Financial   70100 AXP Financial Center   Vice President - Branded
Vice President and Project      Advisors Inc.                Minneapolis, MN  55474       Platform Project
Manager - Branded Platform
Project

Frederick C. Quirsfeld          American Express Asset       70100 AXP Financial Center   Senior Vice President and
Senior Vice President -         Management Group Inc.        Minneapolis, MN 55474        Senior Portfolio Manager
Fixed Income

                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       Fixed Income

                                IDS Life Series Fund, Inc.                                Vice President, Investments

Teresa J. Rasmussen             American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55474        Assistant General Counsel
General Counsel
                                American Enterprise Life     829 AXP Financial Center     Director, Vice President, General
                                Insurance Company            Minneapolis, MN 55474        Counsel and Secretary

                                American Express Corporation                              Director, Vice President and Secretary

                                American Partners Life                                    Director, Vice President, General
                                Insurance Company                                         Counsel and Secretary

                                IDS Life Insurance Company                                Vice President and General Counsel

                                IDS Life Insurance Company                                Assistant General Counsel and
                                of New York                                               Assistant Secretary

                                IDS Life Series Fund, Inc.                                General Counsel and Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and Assistant Secretary
                                Funds A & B

Rollyn C. Renstrom              American Express Financial   70100 AXP Financial Center   Vice President - Corporate
Vice President - Corporate      Advisors Inc.                Minneapolis, MN  55474       Planning and Analysis
Planning and Analysis

ReBecca K. Roloff               American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital             70100 AXP Financial Center   Director
Senior Vice President -         Strategies Group Inc.        Minneapolis, MN 55474
Institutional
Group                           American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       Institutional

                                American Express Trust                                    Director
                                Company

Erven A. Samsel                 American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Field Management
Field Management
                                American Express Insurance                                Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Indiana Inc.

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Insurance                                Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

Theresa M. Sapp                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Relationship   Advisors Inc.                Minneapolis, MN  55474       Relationship Leader
Leader

Stuart A. Sedlacek              American Enterprise Life     829 AXP Financial Center     Executive Vice President
Director, Senior Vice           Insurance Company            Minneapolis, MN  55474
President and Chief Financial
Officer

                                American Express Financial   70100 AXP Financial Center   Senior Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice President
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company   70100 AXP Financial Center   Director and Executive Vice President
                                                             Minneapolis, MN  55474

Donald K. Shanks                AMEX Assurance Company       70100 AXP Financial Center   Senior Vice President
Vice President - Property                                    Minneapolis, MN 55474
Casualty
                                American Express Financial   70100 AXP Financial Center   Vice President - Property
                                Advisors Inc.                Minneapolis, MN  55474       Casualty

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115

Judy P. Skoglund                American Express Financial   70100 AXP Financial Center   Vice President - Quality
Vice President - Quality and    Advisors Inc.                Minneapolis, MN  55474       and Service Support
Service Support


Bridget Sperl                   American Enterprise                                       Director
Senior Vice President -         Investment Services Inc.
Client Service
                                American Express Client      70100 AXP Financial Center   Vice President
                                Service Corporation          Minneapolis, MN 55474


                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       Client Service

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

                                Public Employee Payment                                   Director, President and Chief
                                Company                                                   Executive Officer

Lisa A. Steffes                 American Express Financial   70100 AXP Financial Center   Vice President - Marketing
Vice President - Marketing      Advisors Inc.                Minneapolis, MN  55474       Offer Development
Offer Development

                                AMEX Assurance Company       70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

James J. Strauss                American Express Financial   70100 AXP Financial Center   Vice President and General
Vice President and General      Advisors Inc.                Minneapolis, MN  55474       Auditor
Auditor

Jeffrey J. Stremcha             American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Information    Advisors Inc.                Minneapolis, MN  55474       Information Resource
Resource Management/ISD                                                                   Management/ISD

John R. Thomas                  American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Information and Technology
Information and Technology

Keith N. Tufte                  American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN  55474       Director of Equity Research
of Equity Research

Norman Weaver Jr.               American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Alliance Group
Alliance Group
                                American Express Insurance                                Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Indiana Inc.

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President
                                Agency of Oklahoma Inc.


                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Insurance                                Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

Jeffry F. Welter                American Express Financial   70100 AXP Financial Center   Vice President - Equity
Vice President - Equity and     Advisors Inc.                Minneapolis, MN  55474       and Fixed Income Trading
Fixed Income Trading

Michael D. Wolf                 American Express Asset       70100 AXP Financial Center   Executive Vice President
Vice President - Senior         Management Group Inc.        Minneapolis, MN 55474        and Senior Portfolio
Portfolio Manager                                                                         Manager

                                American Express Financial   70100 AXP Financial Center   Vice President - Senior
                                Advisors Inc.                Minneapolis, MN  55474       Portfolio Manager

Michael R. Woodward             American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                American Express Insurance                                Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Indiana Inc.

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Insurance                                Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Doretta R. Wright               American Express Financial                                Vice President
Vice President                  Advisors Inc.

David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President and Corporate    Assurance Company            Albany, NY 12205-0555
Treasurer
                                American Enterprise                                       Vice President and
                                Investment Services                                       Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer

                                American Express Client      70100 AXP Financial Center   Vice President and
                                Service Corporation          Minneapolis, MN  55474       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Indiana Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Life Insurance Company   20 Madison Ave. Extension    Vice President, Treasurer
                                                             P.O. Box 5555                and Assistant Secretary
                                                             Albany, NY  12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Vice President and
                                                             Minneapolis, MN  55474       Treasurer

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President and
                                Funds A & B                  Minneapolis, MN  55474       Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer


Item 27. Principal Underwriters.

(a)      American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund,
         Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth
         Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series,
         Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP
         New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive
         Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP
         Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income
         Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust;
         American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address                               Underwriter

         Ronald G. Abrahamson                           Vice President -                       None
         70100 AXP Financial Center                     Business Transformation
         Minneapolis, MN  55474

         Ruediger Adolf                                 Senior Vice President                  None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Douglas A. Alger                               Senior Vice President -                None
         70100 AXP Financial Center                     Human Resources
         Minneapolis, MN  55474

         Gumer C. Alvero                                Vice President -                       None
         70100 AXP Financial Center                     Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                              Senior Vice President -                None
         70100 AXP Financial Center                     Retirement Services
         Minneapolis, MN  55474

         John M. Baker                                  Vice President - Plan                  None
         70100 AXP Financial Center                     Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                               Vice President - Service               None
         70100 AXP Financial Center                     Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                           Vice President - Mutual                None
         70100 AXP Financial Center                     Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                            Vice President - Risk                  None
         70100 AXP Financial Center                     Management Products
         Minneapolis, MN  55474

         Brent L. Bisson                                Group Vice President -                 None
         Suite 900, E. Westside Twr                     Los Angeles Metro
         11835 West Olympic Blvd.
         Los Angeles, CA  90064

         Walter K. Booker                               Group Vice President -                 None
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      San Francisco Bay Area
         Suite 200
         Walnut Creek, CA  94596

         Charles R. Branch                              Group Vice President -                 None
         Suite 200                                      Northwest
         West 111 North River Dr.
         Spokane, WA  99201

         Douglas W. Brewers                             Vice President - Sales                 None
         70100 AXP Financial Center                     Support
         Minneapolis, MN  55474

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Retail                None
         70100 AXP Financial Center                     Distribution Services
         Minneapolis, MN  55474

         Henry J. Cormier                               Group Vice President -                 None
         Commerce Center One                            Connecticut
         333 East River Drive
         East Hartford, CT  06108

         James M. Crachhiolo                            Director, Chairman, President and      None
         70100 AXP Financial Center                     Chief Executive Officer
         Minneapolis, MN  55474

         John M. Crawford                               Group Vice President -                 None
         Suite 200                                      Arkansas/
         10800 Financial Ctr Pkwy                       Springfield/Memphis
         Little Rock, AR  72211

         Kevin F. Crowe                                 Group Vice President -                 None
         Suite 312                                      Carolinas/Eastern Georgia
         7300 Carmel Executive Pk
         Charlotte, NC  28226

         Colleen Curran                                 Vice President and                     None
         70100 AXP Financial Center                     Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                                Vice President -                       None
         70100 AXP Financial Center                     Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington/Baltimore
         Pike
         Vienna, VA  22182

         Bradford L. Drew                               Group Vice President -                 None
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         Douglas K. Dunning                             Vice President - Assured               None
         70100 AXP Financial Center                     Assets Product
         Minneapolis, MN  55474                         Development and
                                                        Management

         James P. Egge                                  Group Vice President -                 None
         4305 South Louise,                             Western Iowa, Nebraska,
         Suite 202                                      Dakotas
         Sioux Falls, SD  57103

         Robert M. Elconin                              Vice President -                       None
         70100 AXP Financial Center                     Government Relations
         Minneapolis, MN  55474

         Gordon M. Fines                                Vice President - Mutual                None
         70100 AXP Financial Center                     Fund Equity Investments
         Minneapolis, MN  55474

         Douglas L. Forsberg                            Vice President -                       None
         70100 AXP Financial Center                     International
         Minneapolis, MN  55474

         William P. Fritz                               Group Vice President - Gateway         None
         12323 Olive Blvd/Westview Place #200
         Creve Couer, MO  63141

         Peter A. Gallus                                Vice President -                       None
         70100 AXP Financial Center                     Investment
         Minneapolis, MN  55474                         Administration


         Derek M. Gledhill                              Vice President -                       None
         70100 AXP Financial Center                     Integrated Financial
         Minneapolis, MN  55474                         Services Field
                                                        Implementation

         David A. Hammer                                Vice President and                     None
         70100 AXP Financial Center                     Marketing Controller
         Minneapolis, MN  55474

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Robert L. Harden                               Group Vice President -                 None
         Two Constitution Plaza                         Boston Metro
         Boston, MA  02129

         Lorraine R. Hart                               Vice President -                       None
         70100 AXP Financial Center                     Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                                Vice President -                       None
         70100 AXP Financial Center                     Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         319 Southbridge Street                         Rhode Island/Central -
         Auburn, MA  01501                              Western Massachusetts

         David J. Hockenberry                           Group Vice President -                 None
         30 Burton Hills Blvd.                          Tennessee Valley
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third                 None
         70100 AXP Financial Center                     Party Distribution
         Minneapolis, MN  55474

         Debra A. Hutchinson                            Vice President -                       None
         70100 AXP Financial Center                     Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Kansas/Oklahoma
         Suite 900
         Oklahoma City, OK  73112


         Theodore M. Jenkin                             Group Vice President -                 None
         70100 AXP Financial Center                     Cleveland Metro
         Minneapolis, MN  55474

         James M. Jensen                                Vice President -                       None
         70100 AXP Financial Center                     Advice and
         Minneapolis, MN  55474                         Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Marietta L. Johns                              Senior Vice President -                None
         70100 AXP Financial Center                     Field Management
         Minneapolis, MN  55474

         Nancy E. Jones                                 Vice President -                       None
         70100 AXP Financial Center                     Business Development
         Minneapolis, MN  55474

         John C. Junek                                  Senior Vice President,                 None
         70100 AXP Financial Center                     General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                                   Vice President -                       None
         70100 AXP Financial Center                     Financial Advisory
         Minneapolis, MN  55474                         Services

         Linda B. Keene                                 Vice President - Market                None
         70100 AXP Financial Center                     Development
         Minneapolis, MN  55474

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                                 Vice President -                       Treasurer
         70100 AXP Financial Center                     Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                                Vice President - Service               None
         70100 AXP Financial Center                     Quality
         Minneapolis, MN  55474

         Steven C. Kumagai                              Director and Senior Vice               None
         70100 AXP Financial Center                     President - Direct and
         Minneapolis, MN  55474                         Interactive Group

         Mitre Kutanovski                               Group Vice President -                 None
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410


         Kurt A. Larson                                 Vice President - Senior                None
         70100 AXP Financial Center                     Portfolio Manager
         Minneapolis, MN  55474

         Lori J. Larson                                 Vice President -                       None
         70100 AXP Financial Center                     Brokerage and Direct
         Minneapolis, MN  55474                         Services

         Daniel E. Laufenberg                           Vice President and Chief               None
         70100 AXP Financial Center                     U.S. Economist
         Minneapolis, MN  55474

         Jane W. Lee                                    Vice President - New                   None
         70100 AXP Financial Center                     Business Development and
         Minneapolis, MN  55474                         Marketing

         Peter A. Lefferts                              Senior Vice President -                None
         70100 AXP Financial Center                     Corporate Strategy and
         Minneapolis, MN  55474                         Development

         Fred A. Mandell                                Vice President -                       None
         70100 AXP Financial Center                     Distribution Channel
         Minneapolis, MN  55474                         Marketing

         Timothy J. Masek                               Vice President and                     None
         70100 AXP Financial Center                     Director of Global
         Minneapolis, MN  55474                         Research

         Paula R. Meyer                                 Vice President - Mutual                None
         70100 AXP Financial Center                     Funds
         Minneapolis, MN  55474

         Shashank B. Modak                              Vice President -                       None
         70100 AXP Financial Center                     Technology Leader
         Minneapolis, MN  55474

         Pamela J. Moret                                Senior Vice President -                None
         70100 AXP Financial Center                     Products Group
         Minneapolis, MN  55474

         Barry J. Murphy                                Executive Vice President -             None
         70100 AXP Financial Center                     U.S. Retail Group
         Minneapolis, MN  55474

         Mary Owens Neal                                Vice President -                       None
         70100 AXP Financial Center                     Consumer Marketing
         Minneapolis, MN  55474

         Scott M. Nelson                                Vice President -                       None
         70100 AXP Financial Center                     Alternative Investments
         Minneapolis, MN  55474


         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                            Vice President                         None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                             Vice President -                       None
         70100 AXP Financial Center                     Advisory Business Systems
         Minneapolis, MN  55474

         James R. Palmer                                Vice President - Taxes                 None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Marc A. Parker                                 Group Vice President -                 None
         10200 SW. Greenburg Rd.                        Portland/Eugene
         Suite 110
         Portland, OR.  97223

         Carla P. Pavone                                Vice President -                       None
         70100 AXP Financial Center                     Business Development
         Minneapolis, MN  55474

         Kris Petersen                                  Vice President -                       None
         70100 AXP Financial Center                     Non-proprietary Products
         Minneapolis, MN  55474

         Susan B. Plimpton                              Vice President -                       None
         70100 AXP Financial Center                     Marketing Services
         Minneapolis, MN  55474

         Larry M. Post                                  Group Vice President -                 None
         One Tower Bridge                               Philadelphia Metro and
         100 Front Street 8th Fl                        Northern New England
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and                     None
         70100 AXP Financial Center                     Assistant General Counsel
         Minneapolis, MN  55474

         James M. Punch                                 Vice President - Branded               None
         70100 AXP Financial Center                     Platform Project
         Minneapolis, MN  55474

         Frederick C. Quirsfeld                         Senior Vice President -                Vice President
         70100 AXP Financial Center                     Fixed Income
         Minneapolis, MN  55474

         Teresa J. Rasmussen                            Vice President and                     None
         70100 AXP Financial Center                     Assistant General Counsel
         Minneapolis, MN  55474

         Rollyn C. Renstrom                             Vice President -                       None
         70100 AXP Financial Center                     Corporate Planning and
         Minneapolis, MN  55474                         Analysis


         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Southern Texas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -                None
         70100 AXP Financial Center                     Field Management and
         Minneapolis, MN  55474                         Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                None
         70100 AXP Financial Center                     Institutional
         Minneapolis, MN  55474

         Max G. Roth                                    Group Vice President -                 None
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                              Group Vice President -                 None
         70100 AXP Financial Center                     Central
         Minneapolis, MN  55474                         California/Western Nevada

         Erven A. Samsel                                Senior Vice President -                None
         45 Braintree Hill Park                         Field Management
         Suite 402
         Braintree, MA  02184

         Theresa M. Sapp                                Vice President -                       None
         70100 AXP Financial Center                     Relationship Leader
         Minneapolis, MN  55474

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         William G. Scholz                              Group Vice President -                 None
         Suite 205                                      Arizona/Las Vegas
         7333 E. Doubletree Ranch
         Rd.
         Scottsdale AZ.  85258

         Stuart A. Sedlacek                             Senior Vice President                  None
         70100 AXP Financial Center                     and Chief Financial
         Minneapolis, MN  55474                         Officer

         Donald K. Shanks                               Vice President -                       None
         70100 AXP Financial Center                     Property Casualty
         Minneapolis, MN  55474

         Judy P. Skoglund                               Vice President - Quality               None
         70100 AXP Financial Center                     and Service Support
         Minneapolis, MN  55474


         Bridget Sperl                                  Senior Vice President -                None
         70100 AXP Financial Center                     Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -                       None
         70100 AXP Financial Center                     Marketing Offer
         Minneapolis, MN  55474                         Development

         Lois A. Stilwell                               Group Vice President -                 None
         Suite 433                                      Outstate Minnesota
         9900 East Bren Rd.                             Area/North Dakota/
         Minnetonka, MN  55343                          Western Wisconsin

         James J. Strauss                               Vice President and                     None
         70100 AXP Financial Center                     General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                            Vice President -                       None
         70100 AXP Financial Center                     Information Resource
         Minneapolis, MN  55474                         Management/ISD

         Barbara Stroup Stewart                         Vice President - Channel               None
         70100 AXP Financial Center                     Development
         Minneapolis, MN  55474

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Orlando/Jacksonville
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         Suite 425                                      Seattle/Tacoma/Hawaii
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                                 Senior Vice President -                Board Member
         70100 AXP Financial Center                     Information and                        and President
         Minneapolis, MN  55474                         Technology

         Keith N. Tufte                                 Vice President and                     None
         70100 AXP Financial Center                     Director of Equity
         Minneapolis, MN  55474                         Research

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Group Vice President -                 None
         Suite 180                                      Atlanta/Birmingham
         1200 Ashwood Parkway
         Atlanta, GA  30338

         Charles F. Wachendorfer                        Group Vice President -                 None
         Suite 100                                      Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Greater Pennsylvania
         Suite 200
         Camp Hill, PA  17011

         Norman Weaver Jr.                              Senior Vice President -                None
         1010 Main St., Suite 2B                        Alliance Group
         Huntington Beach, CA
         92648

         Beth E. Weimer                                 Chief Compliance Officer               None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Jeffry M. Welter                               Vice President - Equity                None
         70100 AXP Financial Center                     and Fixed Income Trading
         Minneapolis, MN  55474

         William J. Williams                            Group Vice President -                 None
         70100 AXP Financial Center                     Twin Cities Metro
         Minneapolis, MN  55474

         Michael D. Wolf                                Vice President - Senior                None
         70100 AXP Financial Center                     Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President                         None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         David L. Yowan                                 Vice President and                     None
         American Express Company                       Treasurer
         New York

         Rande L. Zellers                               Group Vice President -                 None
         1 Galleria Blvd., Suite 1900                   Gulf States
         Metairie, LA  70001


Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP California Tax-Exempt Trust certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of August, 2001.

   AXP CALIFORNIA TAX-EXEMPT TRUST


   By /s/  John R. Thomas**
      ---------------------
           John R. Thomas, President

   By  /s/ John M. Knight
       ------------------
           John M. Knight, Treasurer


   Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of August, 2001.

   Signature                                         Capacity

                                                     Trustee
       Peter J. Anderson


/s/  H. Brewster Atwater, Jr.*                     Trustee
     -------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                              Chairman of the Board
     -------------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                              Trustee
     -------------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                            Trustee
     -------------------------
     Livio D. DeSimone

/s/  Ira D. Hall*                                  Trustee
     -------------------------
     Ira D. Hall

/s/  David R. Hubers*                              Trustee
     -------------------------
     David R. Hubers

/s/  Heinz F. Hutter*                              Trustee
     -------------------------
     Heinz F. Hutter

   Signature                                         Capacity

/s/  Anne P. Jones*                                Trustee
  -------------------------
     Anne P. Jones

/s/  William R. Pearce*                            Trustee
     -------------------------
     William R. Pearce

/s/  Alan K. Simpson*                              Trustee
     -------------------------
     Alan K. Simpson

/s/  John R. Thomas*                               Trustee
     -------------------------
     John R. Thomas

/s/  C. Angus Wurtele*                             Trustee
     -------------------------
     C. Angus Wurtele

* Signed pursuant to Trustees' Power of Attorney, dated Jan. 11, 2001 filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 29 by:




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

** Signed pursuant to Officers' Power of Attorney, dated Jan. 11, 2001 filed electronically herewith as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 29 by:




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

     CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 29 TO REGISTRATION STATEMENT NO. 33-5103


   This Post-Effective Amendment comprises the following papers and documents:

   The facing sheet.

   Part A.

         The prospectus.

   Part B.

         Statement of Additional Information.

         Financial Statements.

   Part C.

         Other information.

         Exhibits.

   The signatures.